Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other financial liabilities
Schedule of other financial liabilities

	2019	2018
	£m	£m
Customer deposits designated as at fair value through profit or loss	—	212
Debt securities in issue
- designated as at fair value through profit or loss	2,258	2,628
- amortised cost	42,962	36,892

Total	45,220	39,732